Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Other Accounts Receivable (Detail) - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial assets:
Sundry debtors	$ 40,836,160	$ 35,253,635
Employees and officers	5,852,347	5,633,492
Total financial assets	46,688,507	40,887,127
Non-financial assets:
Taxes to be recovered and prepaid taxes	69,013,916	155,336,028
Special Tax on Production and Services	6,313,278	2,603,657
Other accounts receivable	3,616,062	5,139,993
Total non-financial assets	$ 78,943,256	$ 163,079,678